Marketable Securities Measured at Fair Value through Profit and Loss	12 Months Ended
Dec. 31, 2018
Marketable Securities Measured at Fair Value Through Profit and Loss [Abstract]
MARKETABLE SECURITIES MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS
NOTE 5:-	MARKETABLE SECURITIES MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS

Marketable securities are measured at fair value through profit and loss. During 2018 and as of December 31 2017, the marketable securities are comprised of NIS mutual funds that follow changes in short term Bank of Israel interest.